                [Froley, Revy Investment Co., Inc. Page Heading]

Dear Current and Future Shareholders,

We are very pleased to submit our initial semi-annual report, following the Fund's launch in August of 2000. Since the inception of the Fund, the equity markets, led by technology stocks, saw some of the highest volatility in decades. The S&P lost 9.09% and the NASDAQ Composite Index lost 39.2% of its value. In comparison, your Fund declined 0.95%. The benchmark, the CS First Boston Convertible Index declined 12.31% over the same time period. This outperformance was due to a combination of a lower technology weighting and a significantly higher energy weighting.

As we enter 2001, the economic outlook starts out rocky for many companies (which had benefited from rapid technological innovation and adoption rates) and is continuing to lose steam as firms across all economic sectors slow down their capital spending. The cuts in capital spending stem primarily from the previous short-term interest rate increases enacted by the Federal Reserve beginning in June of 1999. The slowdown of planned corporate spending, such as the build-out of the telecommunications infrastructure, has resulted in an unwanted build up of inventories, which now must be worked down to manageable levels.

Due to the slowing economy, many blue chip companies missed revenue and earnings targets, causing the banking system to tighten its lending policies. This created further restrictions on economic growth and caused much of the deterioration in investor sentiment, which was also troubled in the fall by the political uncertainty of the 2000 presidential election. During this same time frame, labor and energy prices continued to rise, negatively impacting operating margins for companies just as their revenues were softening. Overall, this was a very gloomy time period that will remain with us for the next couple of quarters.

We expect to see continued revenue and earnings disappointments from different companies. This has already begun, as Intel and Dell Computer reported weak December quarter results. There has been no further stock price declines following these announcements, leading us to believe that most bad news has already been priced into stocks.

Despite all of the above, our outlook for the next twelve months is very good. The recent economic problems have created an excellent opportunity for investors. Just as in 1987 and 1990, the market downturns removed much of the speculative excesses and set the economy back on track toward significant long-term growth. Another key item is the quick and surprising action of the Federal Reserve in lowering short-term interest rates by 50 basis points during the middle of a trading day and between regularly scheduled FOMC meetings. We believe that the Fed will continue to aggressively lower rates and, due to the sharp slowing of the economy, that President Bush will be able to get some type of income tax cut through the Legislature. This will add liquidity to the system, thereby allowing strategic investments by companies and increased capital spending, providing a boost to the economy.

Coupled with this improvement in monetary liquidity, we expect energy prices to decline after the winter season and labor costs to moderate due to the recent contraction of the corporate sector, allowing corporate earnings to increase. Fundamental productivity growth continues to be robust, and the economy should return to a very strong long-term growth path as the cuts in interest rates take hold. Although, we can not predict how the markets will perform in the short run, we believe that very attractive opportunities exist for long-term investors.

We thank you for being a shareholder.

Sincerely,

/s/ Andrea Revy O'Connell, III
Andrea Revy O'Connell
President and CEO
Froley, Revy Investment Co., Inc.

/s/ George A. Froley, III
George A. Froley, III
Chairman

Froley, Revy Investment Co., Inc.

Past performance is no guarantee of future results. Share prices fluctuate and you may have a gain or loss when you redeem shares.

This material is to be preceded or accompanied by a prospectus.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2000
--------------------------------------------------------------------------------

  FACE                                                                        MARKET
 AMOUNT                                                                       VALUE
--------                                                                    ----------
            CONVERTIBLE BONDS - 39.0%
            CONSUMER DISCRETIONARY - 1.4%
$135,000    CUC International, Inc./Cendant Corp.
            3.000%, 02/15/02............................................    $  125,719
                                                                            ----------
            MEDIA - 1.1%
  92,000    Clear Channel Communications, Inc.
            2.625%, 04/01/03............................................        92,575
                                                                            ----------
            CONSUMER STAPLES - 0.4%
  10,000    Nestle Australia, Ltd.
            1.250%, 04/27/05............................................        10,275
  20,000    Nestle Holding, Inc.
            3.000%, 05/09/05............................................        22,600
                                                                            ----------
                                                                                32,875
                                                                            ----------
            ENERGY - 1.8%
  55,000    Diamond Offshore Drilling, Inc.
            3.750%, 02/15/07............................................        60,294
  79,000    Kerr-McGee Corp.
            5.250%, 02/15/10............................................        99,342
                                                                            ----------
                                                                               159,636
                                                                            ----------
            FINANCIALS - 6.2%
  40,000    Berkshire Hathaway, Inc./Citigroup, Inc.
            1.000%, 12/02/01............................................       124,400
 242,000    Providian Financial Corp.
            3.250%, 08/15/05............................................       240,790
 160,000    American International Group, Inc.
            0.500%, 05/15/07............................................       183,400
                                                                            ----------
                                                                               548,590
                                                                            ----------
            HEALTH CARE - 5.8%
 138,000    Centocor, Inc./Johnson & Johnson
            4.750%, 02/15/05............................................       188,025
  80,000    AmeriSource Health Corp. 144A
            5.000%, 12/01/07............................................        94,400
 150,000    Universal Health Services, Inc. 144A
            0.426%, 06/23/20............................................       101,813
 175,000    Health Management Associates, Inc. 144A
            0.250%, 08/16/20............................................       129,500
                                                                            ----------
                                                                               513,738
                                                                            ----------
            INDUSTRIALS - 1.5%
 135,000    Waste Management, Inc.
            4.000%, 02/01/02............................................       129,938
                                                                            ----------

The notes to financial statements are an integral part of these statements.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

  FACE                                                                        MARKET
 AMOUNT                                                                       VALUE
--------                                                                    ----------
            TECHNOLOGY - 18.0%
$100,000    Thermo Electron Corp. 144A
            4.250%, 01/01/03............................................    $   99,375
  45,000    LSI Logic Corp.
            4.250%, 03/15/04............................................        56,306
 160,000    LSI Logic Corp.
            4.000%, 02/15/05............................................       114,000
 135,000    Vitesse Semiconductor Corp.
            4.000%, 03/15/05............................................       107,831
 100,000    TranSwitch Corp. 144A
            4.500%, 09/12/05............................................        88,500
 120,000    Analog Devices, Inc. 144A
            4.750%, 10/01/05............................................       105,450
  30,000    Analog Devices, Inc.
            4.750%, 10/01/05............................................        26,362
  70,000    ONI Systems Corp.
            5.000%, 10/15/05............................................        45,500
 145,000    Comverse Technology, Inc. 144A
            1.500%, 12/01/05............................................       164,756
 275,000    DoubleClick, Inc.
            4.750%, 03/15/06............................................       156,750
  10,000    General Semiconductor, Inc.
            5.750%, 12/15/06............................................         6,762
 141,000    SCI Systems, Inc.
            3.000%, 03/15/07............................................       110,861
  60,000    Mercury Interactive Corp.
            4.750%, 07/01/07............................................        66,900
  35,000    NVIDIA Corp.
            4.750%, 10/15/07............................................        22,444
  35,000    Manugistics Group, Inc. 144A
            5.000%, 11/01/07............................................        52,850
 135,000    Corning, Inc.
            0.000%, 11/08/15............................................        96,525
 235,000    Solectron Corp.
            0.000%, 05/08/20............................................       132,188
 185,000    PerkinElmer, Inc.
            0.000%, 08/07/20............................................       130,194
                                                                            ----------
                                                                             1,583,554
                                                                            ----------
            TELECOMMUNICATIONS - 1.2%
  95,000    L-3 Communications Holdings, Inc. 144A
            5.250%, 06/01/09............................................       105,450
                                                                            ----------

The notes to financial statements are an integral part of these statements.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

  FACE                                                                        MARKET
 AMOUNT                                                                       VALUE
--------                                                                    ----------
            TRANSPORTATION - 1.6%
$135,000    United Parcel Service, Inc.
            1.750%, 09/27/07............................................    $  141,244
                                                                            ----------
            TOTAL CONVERTIBLE BONDS (COST $3,327,486)...................     3,433,319
                                                                            ----------
 SHARES
            CONVERTIBLE PREFERRED STOCKS - 31.6%
            CONSUMER DISCRETIONARY - 1.4%
   1,190    CVS Auto Exchange Trust
            6.000%......................................................    $  118,777
                                                                            ----------
            ENERGY - 13.7%
   3,550    El Paso Energy Capital Trust I
            4.750%......................................................       315,950
   8,075    Enron Corp./EOG Resources, Inc.
            7.000%......................................................       389,114
   1,910    EVI/Weatherford International, Inc.
            5.000%......................................................        94,545
     975    Kerr-McGee Corp./Devon Energy
            5.500%......................................................        53,747
   3,500    Tosco Financing Trust
            5.750%......................................................       195,562
   5,085    Vec Trust I/Valero Energy Corp.
            7.750%......................................................       154,457
                                                                            ----------
                                                                             1,203,375
                                                                            ----------
            FINANCIALS - 5.7%
   3,650    CNB Capital Trust I
            6.000%......................................................       150,562
   2,000    Host Marriott Finance Trust
            6.750%......................................................        85,500
   2,425    Metlife Capital Trust I
            8.000%......................................................       265,538
                                                                            ----------
                                                                               501,600
                                                                            ----------
            HEALTH CARE - 1.4%
   1,305    Express Scripts Automatic Exchange Security Trust
            7.000%......................................................       121,365
                                                                            ----------
            TELECOMMUNICATIONS - 1.6%
   2,250    Cox Communications, Inc.
            7.000%......................................................       139,500
                                                                            ----------
            UTILITIES - 7.8%
   4,000    Calpine Capital Trust III 144A
            5.000%......................................................       240,500
   2,125    Dominion Resources, Inc., PIES
            9.500%......................................................       132,813

The notes to financial statements are an integral part of these statements.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                              MARKET
 SHARES                                                                       VALUE
--------                                                                    ----------
   2,350    NiSource, Inc., PIES
            7.750%......................................................    $  127,341
   3,035    SEI Trust I/Southern Energy Corp.
            6.250%......................................................       188,170
                                                                            ----------
                                                                               688,824
                                                                            ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,225,338)........     2,773,441
                                                                            ----------
            COMMON STOCKS - 20.7%
            CONSUMER DISCRETIONARY - 0.6%
   1,000    Home Depot, Inc. ...........................................        45,687
      75    The Walt Disney Co. ........................................         2,170
                                                                            ----------
                                                                                47,857
                                                                            ----------
            CONSUMER STAPLES - 1.0%
  84,500    Leading Brands, Inc.*.......................................        84,500
                                                                            ----------
            ENERGY - 14.0%
  19,625    Mallon Resources Corp.*.....................................       142,281
  70,000    PYR Energy Corp.*...........................................       608,125
   4,490    SEACOR SMIT, Inc.*..........................................       236,286
   1,450    Transocean Sedco Forex, Inc. ...............................        66,700
   5,850    Ultramar Diamond Shamrock Corp. ............................       180,619
                                                                            ----------
                                                                             1,234,011
                                                                            ----------
            FINANCIALS - 0.6%
     150    American International Group, Inc. .........................        14,784
     788    Citigroup, Inc. ............................................        40,238
                                                                            ----------
                                                                                55,022
                                                                            ----------
            HEALTH CARE - 0.1%
      70    Pfizer, Inc. ...............................................         3,220
                                                                            ----------
            MEDIA - 1.0%
   4,710    AT&T Corp. - Liberty Media Corp., Class A*..................        63,879
     250    Time Warner, Inc. ..........................................        13,060
     300    Viacom, Inc., Class B*......................................        14,025
                                                                            ----------
                                                                                90,964
                                                                            ----------
            TECHNOLOGY - 3.3%
     780    Corvis Corp.*...............................................        18,574
   4,140    Finisar Corp.*..............................................       120,060
     835    Luminent, Inc.*.............................................         5,023
     930    Rational Software Corp.*....................................        36,212
  12,700    RealNetworks, Inc.*.........................................       110,331
                                                                            ----------
                                                                               290,200
                                                                            ----------

The notes to financial statements are an integral part of these statements.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                              MARKET
 SHARES                                                                       VALUE
--------                                                                    ----------
            TELECOMMUNICATIONS - 0.1%
     845    Novatel Wireless, Inc.*.....................................    $   10,457
                                                                            ----------
            TOTAL COMMON STOCKS (COST $1,374,807).......................     1,816,231
                                                                            ----------
            TOTAL INVESTMENTS - 91.3% (COST $6,927,631**)...............     8,022,991
            OTHER ASSETS LESS OTHER LIABILITIES, NET - 8.7%.............       769,236
                                                                            ----------
            NET ASSETS - 100.0%.........................................    $8,792,227
                                                                            ==========

-------------------------------------------
 * Non-income producing security.
144A Rule 144A Security - Private placement securities issued under rule 144A are exempt from the registration requirements of the Securities Act of 1933.
PIES Premium Income Equity Securities

** Cost for Federal income tax purposes is $6,927,631 and net unrealized appreciation consists of:

         Gross unrealized appreciation......................  $1,319,646
         Gross unrealized depreciation......................    (224,286)
                                                              ----------
           Net unrealized appreciation......................  $1,095,360
                                                              ==========

The notes to financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               FROLEY, REVY
                                                                CONVERTIBLE
                                                              SECURITIES FUND
                                                              ---------------
ASSETS
  Investments in securities at market value (identified cost
    $6,927,631) (Note 1)....................................    $8,022,991
  Cash......................................................       811,374
  Receivables:
    Dividends and interest..................................        36,047
    Prepaid expenses........................................         8,164
    Investment securities sold..............................       132,683
                                                                ----------
    TOTAL ASSETS............................................     9,011,259
                                                                ----------
LIABILITIES
  Payables:
    Investment securities purchased.........................       190,242
    Advisory fee............................................         4,523
  Accrued expenses..........................................        24,267
                                                                ----------
    TOTAL LIABILITIES.......................................       219,032
                                                                ----------
NET ASSETS
  (applicable to outstanding Class A shares of 930,356;
    unlimited shares of $0.001 par value authorized)........    $8,792,227
                                                                ==========
  Net asset value and redemption price per Class A Share
    ($8,792,227 / 930,356 shares)...........................    $     9.45
                                                                ==========
  Offering price per share ($9.45 / 0.96)...................    $     9.84
                                                                ==========
SOURCE OF NET ASSETS
  Paid-in capital...........................................    $7,761,750
  Undistributed net investment loss.........................       (17,742)
  Accumulated net realized loss on investments..............       (47,141)
  Net unrealized appreciation of investments................     1,095,360
                                                                ----------
    NET ASSETS..............................................    $8,792,227
                                                                ==========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                CONVERTIBLE
                                                              SECURITIES FUND*
                                                              ----------------
INVESTMENT INCOME
  Dividends.................................................    $    38,377
  Interest..................................................         53,270
                                                                -----------
    TOTAL INCOME............................................         91,647
                                                                -----------
EXPENSES
  Advisory fees (Note 3)....................................         17,790
  Administrator expense.....................................          4,023
  Transfer agent fees.......................................          9,052
  Bookkeeping and pricing fees..............................          8,046
  Custodian fees............................................          2,573
  Legal expense.............................................          4,828
  Registration fees.........................................          2,203
  Trustees' fees and expenses...............................          2,355
  Amortization of prepaid expenses..........................          1,836
  Reports to shareholders fees..............................            323
  Other.....................................................            201
                                                                -----------
    TOTAL EXPENSES..........................................         53,230
    Expenses waived and reimbursed (Note 3).................        (10,535)
                                                                -----------
    NET EXPENSES............................................         42,695
                                                                -----------
    NET INVESTMENT INCOME...................................         48,952
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions..............        268,275
  Net change in unrealized depreciation of investments......       (412,029)
                                                                -----------
  Net realized and unrealized loss on investments...........       (143,754)
                                                                -----------
  Net decrease in net assets resulting from operations......    $   (94,802)
                                                                ===========

-------------------------------------------
* Froley, Revy Convertible Securities Fund commenced operations on August 28, 2000.

The notes to financial statements are an integral part of these statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                CONVERTIBLE
                                                              SECURITIES FUND
                                                              ---------------
                                                                  PERIOD
                                                                   ENDED
                                                               DECEMBER 31,
                                                                   2000*
                                                                (UNAUDITED)
                                                              ---------------
OPERATIONS
  Net investment income.....................................    $    48,952
  Net realized gain on investments..........................        268,275
  Net change in unrealized depreciation of investments......       (412,029)
                                                                -----------
  Net decrease in net assets resulting from operations......        (94,802)
                                                                -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income..................        (66,694)
  Distributions from realized gains on investments..........       (315,416)
                                                                -----------
    Total distributions.....................................       (382,110)
                                                                -----------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold..................................      9,205,165
  Receipt from shares issued on reinvestment of
    distributions...........................................        382,110
  Shares redeemed...........................................       (318,136)
                                                                -----------
  Net increase in net assets resulting from capital share
    transactions (a)........................................      9,269,139
                                                                -----------
    Total increase in net assets............................      8,792,227
NET ASSETS
  Beginning of period.......................................             --
                                                                -----------
  End of period.............................................    $ 8,792,227
                                                                ===========
  (a) Transactions in capital stock were:
      Shares sold...........................................        918,924
      Shares issued on reinvestment of distributions........         42,789
      Shares redeemed.......................................        (31,357)
                                                                -----------
      Net increase..........................................        930,356
      Beginning balance.....................................             --
                                                                -----------
      Ending balance........................................        930,356
                                                                ===========

-------------------------------------------
* Froley, Revy Convertible Securities Fund commenced operations on August 28, 2000.

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                 CONVERTIBLE
                                                              SECURITIES FUND(1)
                                                              ------------------
                                                                    PERIOD
                                                                    ENDED
                                                                 DECEMBER 31,
                                                                     2000
                                                                 (UNAUDITED)
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 10.00
                                                                    -------
  INCOME FROM INVESTMENT OPERATIONS
  ----------------------------------------
  Net investment income.....................................           0.06
  Net losses on securities (both realized and unrealized)...          (0.18)
                                                                    -------
    Total from investment operations........................          (0.12)
                                                                    -------
  LESS DISTRIBUTIONS
  ---------------------
  Dividends from net investment income......................          (0.07)
  Distributions from capital gains..........................          (0.36)
                                                                    -------
    Total distributions.....................................          (0.43)
                                                                    -------
NET ASSET VALUE, END OF PERIOD..............................        $  9.45
                                                                    =======
TOTAL RETURN................................................         (0.95%)+
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period (in 000's)......................        $ 8,792
  Ratio of expenses to average net assets before
    reimbursement of expenses by Advisor....................          1.87%*
    after reimbursement of expenses by Advisor..............          1.50%*
  Ratio of net investment income to average net assets
    before reimbursement of expenses by Advisor.............          1.35%*
    after reimbursement of expenses by Advisor..............          1.72%*
  Portfolio turnover rate...................................            65%#

-------------------------------------------
 (1) The Convertible Securities Fund commenced operations on August 28, 2000.
* Annualized.
+ Total return represents aggregate total return for the period indicated and does not reflect sales load.
# Not annualized.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Semi-Annual Report relates to the following investment series of the Trust: Froley, Revy Convertible Securities Fund ("Convertible Securities Fund"), which commenced operations on August 28, 2000. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities which are traded on a national securities exchange are valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgement, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distribution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A shares are purchased at the offering price per share.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. TAX-FREE TRANSFER. The initial subscriptions to the Fund were accomplished by the tax-free transfer of cash and investment securities with a market value of $9,019,141 for 901,046 shares of the Fund. The market values of the securities at the time of transfer exceeded their historical cost basis by $1,507,389.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the period ended December 31, 2000 are as follows:

                                                              PURCHASES       SALES
                                                              ----------    ----------
Convertible Securities Fund.................................  $5,368,191    $5,018,176

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Froley, Revy Investment Company, Inc. (the "Advisor") is the Fund's investment advisor pursuant to an Investment Advisory Agreement (the "Agreement") with the Trust on behalf of the Fund. Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.625% of the Fund's average daily net assets. During the period ended December 31, 2000, the Trust paid the Advisor $17,790 on behalf of Convertible Securities Fund. The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed waive fees and/or

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

reimburse expenses to the extent necessary in order to limit the total operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00% of the Fund's average daily net assets, respectively. For the period ended December 31, 2000, the Advisor waived and reimbursed expenses amounting to $10,535 for the Fund.

The Advisor has retained Trainer Wortham & Co., Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the Fund in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to reimburse PFPC Distributors, Inc. (the "Distributor"), the Trust's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor a monthly fee from the assets of the respective Class. Prior to January 2, 2001, Provident Distributors, Inc. served as the sole underwriter and distributor of the Trust. Pursuant to the Plan for Class A Shares, the Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's assets attributable to Class A Shares. Pursuant to the Plan for Class B Shares, the Class B Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's net assets attributable to Class B Shares. For the period ended December 31, 2000, no 12b-1 fees have been collected. Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                             TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS                                       AUDITORS
David P. Como                                  Briggs, Bunting & Dougherty, LLP
President                                      Two Logan Square, Suite 2121
                                               Philadelphia, PA 19103
Andrea Revy O'Connell
Vice President
George A. Froley, III                          CUSTODIAN
Trustee                                        PFPC Trust Company, Inc.
Brian J. O'Neill                               8800 Tinicum Blvd.
Treasurer                                      Philadelphia, PA 19153
Mary Jane Maloney
Secretary                                      FUND ADMINISTRATION
                                               PFPC Inc.
INVESTMENT ADVISOR                             3200 Horizon Drive
Froley, Revy Investment Company, Inc.          King of Prussia, PA 19406
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024

Distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 -- DFU 2/01

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     Todd L. Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Timothy J. O'Hara
     James F. Twaddell
     George A. Froley, III

     For more complete information including
     charges and expenses, you may request
     a prospectus by calling:
                                  866.TWFUNDS
                                  866.893.8637

                             [TRAINER WORTHAM LOGO]
                   845 Third Avenue, New York, New York 10022
                       866.TWFUNDS-www.trainerwortham.com

                         [TRAINER, WORTHAM FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                               December 31, 2000

                                  FROLEY, REVY
                          CONVERTIBLE SECURITIES FUND